Share based compensation expenses - Restriction of ordinary shares held by senior management (Details) ¥ in Thousands		12 Months Ended
	Jun. 28, 2019 shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 CNY (¥) $ / shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 $ / shares	Jul. 31, 2018 $ / shares	May 31, 2018 $ / shares
Share based compensation expenses
Weighted average grant date fair value of options granted (in dollars per share)							$ 1.4506	$ 1.2785
Additional information
Share-based compensation expenses allocated from Jimu Parent | ¥		¥ (6,884)		¥ 4,534	¥ 3,793
Restricted share
Number of shares
Unvested at beginning of the year (in shares) | shares		11,217
Vested (in shares) | shares		(6,730)
Forfeited (in shares) | shares		(4,487)
Unvested at end of the year (in shares) | shares				11,217
Weighted-Average Grant Date Fair Value
Unvested at beginning of the year (in shares)			$ 0.42
Vested (in dollars per share)			0.42
Forfeited (in dollars per share)			$ 0.42
Unvested at end of the year (in shares)
Additional information
Share-based compensation expenses allocated from Jimu Parent | ¥		¥ 6		¥ 65	¥ 102
Unrecognized share-based compensation expenses | ¥		0	$ 0
Restricted shares, issued | shares	1,863,043
Jimu Parent
Additional information
Unrecognized share-based compensation expenses | ¥		¥ 0	$ 0
Jimu Parent | Restricted share
Share based compensation expenses
Weighted average grant date fair value of options granted (in dollars per share)						$ 0.42